September 4, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	PRIAC Variable Contract Account A
(File No. 811-21988)

Prudential Retirement Security Annuity
(File No. 333-139334)

Dear Commissioners:

On behalf of Prudential Retirement Insurance and Annuity Company (“PRIAC”) and the PRIAC Variable Contract Account A, and pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, please accept this information concerning the filing of the semi-annual report made with the Commission by the underlying mutual portfolios within this group variable annuity. In addition, we incorporate by reference the following semi-annual report with respect to the portfolios specified below:

1.	Filer/Entity:	Advanced Series Trust
	Registration No.:	811-05186
	CIK No.:	0000814679
	Accession No.:	0001193125-15-308398
	Date of Filing:	2015-09-01

	Share Class:	N/A

AST Academic Strategies Asset Allocation Portfolio AST Balanced Asset Allocation Portfolio AST Capital Growth Asset Allocation Portfolio AST Preservation Asset Allocation Portfolio

If you have any questions regarding this filing, please contact me at (732) 482-6816.

Sincerely,

/s/ C. Christopher Sprague
C. Christopher Sprague
Vice President & Corporate Counsel